Amounts receivable	9 Months Ended
May 31, 2022
Amounts receivable

5.	Amounts receivable

	May 31, 2022	August 31, 2021
Receivable from precious metal sales	$664	-
Sales tax receivables (1)	576	432
Other	41	28
Amounts Receivable	$1,281	$460

(1)	Sales tax receivables are due from government tax authorities in Canada and Tanzania.

Below is an aged analysis of the Company’s amounts receivable:

	May 31, 2022	August 31, 2021
Less than 1 month	$703	$23
1 to 3 months	36	43
Over 3 months	542	394
	$1,281	$460

At May 31, 2022, the Company anticipates full recovery of these amounts and therefore no impairment has been recorded against these receivables. The credit risk on the receivables is further discussed in Note 21.

The Company holds no collateral for any receivable amounts outstanding as at May 31, 2022.